Condensed Consolidated Statement of Deficiency in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2017	$ 35,150	$ (150,000)	$ 15,716,749	$ (22,885,863)	$ (7,283,964)
Beginning Balance, in Shares at Dec. 31, 2017	35,150,103	408,877
Issuance of Common stock for cash	$ 4,879		2,180,444		2,185,323
Issuance of Common stock for cash, in Shares	4,878,607
Issuance of Common stock from treasury	$ 136	$ 50,000	49,864		100,000
Issuance of Common stock from treasury, shares	136,292	(136,292)
Warrants issued with debt			991,423		991,423
Net loss				(3,823,913)	(3,823,913)
Ending Balance at Dec. 31, 2018	$ 40,165	$ (100,000)	18,938,480	(26,709,776)	(7,831,131)
Ending Balance, in Shares at Dec. 31, 2018	40,165,002	272,585
Issuance of Common stock for cash	$ 27		19,973		20,000
Issuance of Common stock for cash, in Shares	27,258
Issuance of Common stock for services	$ 1		999		1,000
Issuance of Common stock for services, in Shares	1,363
Share-based compensation
Net loss				(703,624)	(703,624)
Ending Balance at Mar. 31, 2019	$ 40,193	$ (100,000)	18,959,452	(27,413,400)	(8,513,755)
Ending Balance, in Shares at Mar. 31, 2019	40,193,623	272,585
Beginning Balance at Dec. 31, 2018	$ 40,165	$ (100,000)	18,938,480	(26,709,776)	(7,831,131)
Beginning Balance, in Shares at Dec. 31, 2018	40,165,002	272,585
Issuance of Common stock for cash	$ 2,146		1,572,854		1,575,000
Issuance of Common stock for cash, in Shares	2,146,601
Issuance of Common stock for services	$ 1,709		1,252,914		1,254,623
Issuance of Common stock for services, in Shares	1,709,785
Issuance of Common stock from treasury		$ 50,000	49,900		99,900
Issuance of Common stock from treasury, shares		(136,292)
Warrants issued in connection with debt modification			15,667		15,667
Share-based compensation			265,589		265,589
Net loss				(5,135,731)	(5,135,731)
Ending Balance at Dec. 31, 2019	$ 44,021	$ (50,000)	22,095,403	(31,845,506)	(9,756,083)
Ending Balance, in Shares at Dec. 31, 2019	44,021,389	136,293
Beginning Balance at Mar. 31, 2019	$ 40,193	$ (100,000)	18,959,452	(27,413,400)	(8,513,755)
Beginning Balance, in Shares at Mar. 31, 2019	40,193,623	272,585
Issuance of Common stock for cash	$ 484		354,516		355,000
Issuance of Common stock for cash, in Shares	483,837
Issuance of Common stock for services
Issuance of Common stock for services, in Shares
Conversion of series B convertible preferred stock
Conversion of series B convertible preferred stock, in Shares
Issuance of Common stock from treasury
Warrants issued in connection with debt modification
Share-based compensation
Net loss				(921,520)	(921,520)
Ending Balance at Jun. 30, 2019	$ 40,677	$ (100,000)	19,313,968	(28,334,920)	(9,080,275)
Ending Balance, in Shares at Jun. 30, 2019	40,677,460	272,585
Beginning Balance at Dec. 31, 2019	$ 44,021	$ (50,000)	22,095,403	(31,845,506)	(9,756,083)
Beginning Balance, in Shares at Dec. 31, 2019	44,021,389	136,293
Issuance of common stock for convertible debt			145,579		145,579
Issuance of common stock for convertible debt, in Shares
Incremental beneficial conversion for preferred A			240,770	(240,770)
Incremental beneficial conversion for preferred A, in Shares
Issuance of warrants on convertible instruments			2,486,706	(828,903)	1,657,803
Issuance of warrants on convertible instruments, in Shares
Issuance of common stock for acquisition	$ 11,913		9,161,251		9,173,164
Issuance of common stock for acquisition, in Shares	11,913,200
Issuance of Common stock for services	$ 818	$ 50,000	549,182		600,000
Issuance of Common stock for services, in Shares	817,753	(136,293)
Net loss				(3,446,630)	(3,446,630)
Ending Balance at Mar. 31, 2020	$ 56,752		34,678,891	(36,361,809)	(1,626,167)
Ending Balance, in Shares at Mar. 31, 2020	56,752,342
Beginning Balance at Dec. 31, 2019	$ 44,021	$ (50,000)	22,095,403	(31,845,506)	(9,756,083)
Beginning Balance, in Shares at Dec. 31, 2019	44,021,389	136,293
Net loss					(3,822,129)
Ending Balance at Jun. 30, 2020	$ 57,002		34,898,641	(36,735,159)	(1,779,517)
Ending Balance, in Shares at Jun. 30, 2020	57,002,254
Beginning Balance at Mar. 31, 2020	$ 56,752		34,678,891	(36,361,809)	(1,626,167)
Beginning Balance, in Shares at Mar. 31, 2020	56,752,342
Issuance of warrants			77,434		77,434
Issuance of Common stock for cash	$ 250		142,316		142,566
Issuance of Common stock for cash, in Shares	24,991,200
Issuance of Common stock for services
Issuance of Common stock for services, in Shares
Net loss				(373,350)	(373,350)
Ending Balance at Jun. 30, 2020	$ 57,002		$ 34,898,641	$ (36,735,159)	$ (1,779,517)
Ending Balance, in Shares at Jun. 30, 2020	57,002,254